The American Trust
                                Allegiance Fund

                                One Court Street
                         Lebanon, New Hampshire  03766

                               SEMI-ANNUAL REPORT

                            FOR THE SIX MONTHS ENDED

                                AUGUST 31, 2002

November, 2002

Dear Fellow Shareholder,

  We are pleased to send you the American Trust Allegiance Fund's Semi-Annual Report for the six months ending August 31, 2002. The Fund's total assets equaled $21.6 million as of August 31, 2002.

  Over the past 30 months, investors have suffered through the worst bear market since the Great Depression. The confluence of accounting irregularities, the over valuation of stock prices, an economic recession, the largest ever drop in technology capital spending, and the shock of terrorist attacks have pummeled stock prices. There has been no place for stock investors to hide from the punishing decline of the past few years.

  Just as no one forecast the precipitous fall in stock prices, it is impossible to predict the bottom of this bear market. However, an understanding of economic history and the business cycle can provide investors with a useful perspective. A reading of the macroeconomic indicators strongly suggests that the U.S. is in the recovery phase, albeit a muted one. Interest rates and inflation are both at historic lows and hence, should help to strengthen economic activity. The expansionary phase of the business cycle will assert itself, just as it has every time over the past 75 years. As corporate cash flow and profitability improves, the financial markets will respond accordingly. At the end of the day, we believe that stock prices are driven by corporate earnings and profitability is inextricably linked to the business cycle.

  The Allegiance Fund continues to focus on a well-diversified portfolio of high quality common stocks. We look for companies that have demonstrated a relatively high level of consistent profitability and operating momentum.
During this period of economic and financial market distress, we prefer the more dominant companies in each industry and sector. We believe companies in the U.S. remain the most globally innovative and offer attractive long-term growth potential. We also believe that investors will once again come to appreciate these long-term growth opportunities, leading to better performance for our financial markets.

  We thank you for your support and look forward to helping you achieve your financial goals.

Sincerely,

/s/Jeffrey M. Harris                    /s/Paul H. Collins

Jeffrey M. Harris, CFA                  Paul H. Collins

Mutual Fund investing involves risk; loss of principal is possible.

SCHEDULE OF INVESTMENTS AT AUGUST 31, 2002 (UNAUDITED)

  Shares       COMMON STOCKS:  92.3%                              Market Value
  ------       ---------------------                              ------------

               AEROSPACE/DEFENSE:  2.5%
      1,400    General Dynamics Corp.                              $   110,096
      6,900    United Technologies Corp.                               409,791
                                                                   -----------
                                                                       519,887
                                                                   -----------

               AIR FREIGHT & COURIERS:  0.9%
      6,800    Expeditors International of Washington, Inc.            179,180
                                                                   -----------

               ALUMINUM:  0.8%
      6,600    Alcoa, Inc.                                             165,594
                                                                   -----------

               AUTO PARTS AND EQUIPMENT:  2.1%
      5,100    Johnson Controls, Inc.                                  440,079
                                                                   -----------

               BANKS:  9.9%
      3,300    Commerce Bancorp, Inc.                                  156,453
      4,900    Fifth Third Bancorp                                     328,398
     10,400    Mellon Financial Corp.                                  287,560
      8,700    Northern Trust Corp.                                    371,838
     16,000    The Bank of New York Company, Inc.                      562,400
     10,500    Washington Mutual, Inc.                                 397,005
                                                                   -----------
                                                                     2,103,654
                                                                   -----------

               CHEMICALS - SPECIALTY:  1.8%
      8,400    Ecolab, Inc.                                            378,336
                                                                   -----------

               COMPUTER HARDWARE:  2.6%
     15,000    Dell Computer Corp.*<F1>                                399,300
      2,100    International Business Machines Corp.                   158,298
                                                                   -----------
                                                                       557,598
                                                                   -----------

               CONSTRUCTION & ENGINEERING:  1.8%
     11,300    Jacobs Engineering Group, Inc.*<F1>                     381,488
                                                                   -----------

               CONSUMER FINANCE:  2.5%
     26,250    MBNA Corp.                                              530,250
                                                                   -----------

               COSMETICS:  3.6%
      8,900    Alberto-Culver Co. - Class B                            438,414
      6,700    Avon Products, Inc.                                     326,558
                                                                   -----------
                                                                       764,972
                                                                   -----------

               DEPARTMENT STORES:  1.3%
      4,000    Kohl's Corp.*<F1>                                       278,880
                                                                   -----------

               DIVERSE FINANCIAL SERVICES:  6.3%
      4,800    Fannie Mae                                              363,744
     17,000    Federated Investors, Inc. - Class B                     496,400
     11,100    State Street Corp.                                      480,852
                                                                   -----------
                                                                     1,340,996
                                                                   -----------

               ELECTRICAL COMPONENT:  0.7%
      3,100    Emerson Electric Co.                                    151,218
                                                                   -----------

               ELECTRICAL UTILITIES:  1.1%
      2,000    Dominion Resources, Inc.                                125,420
      2,000    FPL Group, Inc.                                         114,160
                                                                   -----------
                                                                       239,580
                                                                   -----------

               FOOD DISTRIBUTORS:  4.6%
     12,300    Performance Food Group Co.*<F1>                         426,195
     19,400    Sysco Corp.                                             550,184
                                                                   -----------
                                                                       976,379
                                                                   -----------

               FOREST PRODUCTS:  0.8%
      2,900    Weyerhaeuser Co.                                        158,079
                                                                   -----------

               HOUSEHOLD PRODUCTS:  3.3%
      6,550    Colgate-Palmolive Co.                                   357,302
      7,900    The Clorox Co.                                          340,174
                                                                   -----------
                                                                       697,476
                                                                   -----------

               INSURANCE - BROKERS:  2.7%
     11,850    Marsh & McLennan Companies, Inc.                        576,503
                                                                   -----------

               INSURANCE - MULTI-LINE:  2.4%
      7,967    American International Group, Inc.                      500,328
                                                                   -----------

               IT CONSULTING & SERVICES:  2.7%
      8,700    Affiliated Computer Services, Inc. - Class A*<F1>       387,150
      7,200    SunGard Data Systems, Inc.*<F1>                         177,480
                                                                   -----------
                                                                       564,630
                                                                   -----------

               MACHINERY INDUSTRIAL:  2.9%
      2,400    Danaher Corp.                                           144,360
      6,900    Illinois Tool Works, Inc.                               472,788
                                                                   -----------
                                                                       617,148
                                                                   -----------

               MOTORCYCLE MANUFACTURERS:  1.7%
      7,400    Harley-Davidson, Inc.                                   364,302
                                                                   -----------

               NETWORKING EQUIPMENT:  1.7%
     26,020    Cisco Systems, Inc.*<F1>                                359,596
                                                                   -----------

               OIL AND GAS - EQUIPMENT/SERVICE:  1.2%
      5,800    Schlumberger Ltd.#<F2>                                  250,618
                                                                   -----------

               OIL AND GAS - INTEGRATED:  2.8%
      3,300    ChevronTexaco Corp.                                     252,879
      6,600    Exxon Mobil Corp.                                       233,970
      2,300    Royal Dutch Petroleum Co.#<F2>                          103,960
                                                                   -----------
                                                                       590,809
                                                                   -----------

               PACKAGED FOODS/MEATS:  1.7%
      3,400    General Mills, Inc.                                     143,106
      7,000    Kellogg Co.                                             225,120
                                                                   -----------
                                                                       368,226
                                                                   -----------

               PUBLISHING:  2.6%
      8,700    The McGraw-Hill Companies, Inc.                         551,667
                                                                   -----------

               RESTAURANTS:  3.7%
     21,200    Darden Restaurants, Inc.                                543,356
     10,500    Sonic Corp.*                                            246,225
                                                                   -----------
                                                                       789,581
                                                                   -----------

               RETAIL - APPAREL:  1.4%
     16,800    Chico's FAS, Inc.*<F1>                                  294,672
                                                                   -----------

               RETAIL - COMPUTERS AND ELECTRONICS:  0.7%
      6,850    Best Buy Company, Inc.*<F1>                             145,220
                                                                   -----------

               RETAIL - HOME IMPROVEMENT:  0.7%
      3,800    Lowes Companies, Inc.                                   157,244
                                                                   -----------

               SEMICONDUCTOR EQUIPMENT:  0.7%
     11,600    Applied Materials, Inc.*<F1>                            154,976
                                                                   -----------

               SEMICONDUCTORS:  2.0%
      5,800    Analog Devices, Inc.*<F1>                               139,780
     10,000    Intel Corp.                                             166,700
      6,200    Texas Instruments, Inc.                                 122,140
                                                                   -----------
                                                                       428,620
                                                                   -----------

               SERVICES - DATA PROCESSING:  4.4%
      4,200    Automatic Data Processing, Inc.                         158,634
     12,300    Concord  EFS,  Inc.*<F1>                                251,043
     14,700    First Data Corp.                                        510,825
                                                                   -----------
                                                                       920,502
                                                                   -----------

               SERVICES - DIVERSE/COMMERCIAL:  4.7%
     13,400    Apollo Group, Inc. - Class A*<F1>                       560,522
      9,900    Cintas Corp.                                            435,699
                                                                   -----------
                                                                       996,221
                                                                   -----------

               SPECIALTY STORES:  2.4%
     15,500    Bed Bath & Beyond, Inc.*<F1>                            496,930
                                                                   -----------

               SYSTEMS SOFTWARE:  1.7%
      7,250    Microsoft Corp.*<F1>                                    355,830
                                                                   -----------

               TELEPHONE - INTEGRATED:  0.9%
      4,000    SBC Communications, Inc.                                 98,960
      3,100    Verizon Communications, Inc.                             96,100
                                                                   -----------
                                                                       195,060
                                                                   -----------

               TOTAL COMMON STOCKS
                 (Cost $21,303,727)                                 19,542,329
                                                                   -----------

 Principal
  Amount       SHORT-TERM INVESTMENTS:  7.6%
 ---------     -----------------------------
 $1,616,698    Federated Cash Trust Money Market Fund
                 (Cost $1,616,698)                                   1,616,698
                                                                   -----------

               Total Investments in Securities
                 (Cost $22,920,425):  99.9%                         21,159,027
               Other Assets less Liabilities:  0.1%                      7,032
                                                                   -----------
               Net Assets:  100.0%                                 $21,166,059
                                                                   -----------
                                                                   -----------

*<F1>     Non-income producing security.
#<F1>     ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT AUGUST 31, 2002 (UNAUDITED)

ASSETS
   Investments in securities, at value
     (cost $22,920,425)                                            $21,159,027
   Receivables:
       Securities sold                                                 405,993
       Dividends and interest                                           20,870
   Prepaid expenses                                                      5,059
   Other assets                                                            113
                                                                   -----------
           Total assets                                             21,591,062
                                                                   -----------

LIABILITIES
   Payables:
       Securities purchased                                            315,717
       Fund shares purchased                                            24,974
       Accrued advisory fee                                              6,928
       Due to custodian                                                 39,680
   Accrued expenses                                                     37,704
                                                                   -----------
           Total liabilities                                           425,003
                                                                   -----------

NET ASSETS                                                         $21,166,059
                                                                   -----------
                                                                   -----------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
     PER SHARE [$21,166,059 / 1,716,327 shares
     outstanding; unlimited number of shares
     (par value $0.01) authorized]                                      $12.33
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $30,947,469
   Accumulated net investment loss                                     (44,066)
   Accumulated net realized loss on investments                     (7,975,946)
   Net unrealized depreciation on investments                       (1,761,398)
                                                                   -----------
           Net assets                                              $21,166,059
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)

INVESTMENT INCOME
   Income
       Dividends (net of foreign tax $864)                         $   124,554
       Interest                                                          9,191
                                                                   -----------
           Total income                                                133,745
                                                                   -----------

   Expenses
       Advisory fees (Note 3)                                          116,576
       Administration fees (Note 3)                                     24,814
       Transfer agent fees                                              18,600
       Registration fees                                                10,711
       Audit fees                                                       10,328
       Reports to shareholders                                           8,884
       Fund accounting fees                                              8,322
       Legal fees                                                        7,601
       Custody fees                                                      3,909
       Trustee fees                                                      3,676
       Insurance expense                                                 1,279
       Miscellaneous                                                       776
       Deferred organization expense                                        96
                                                                   -----------
           Total expenses                                              215,572
           Less: advisory fee waiver (Note 3)                          (37,761)
                                                                   -----------
           Net expenses                                                177,811
                                                                   -----------
               NET INVESTMENT LOSS                                     (44,066)
                                                                   -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss on investments                                 (1,055,793)
   Net change in unrealized depreciation on investments             (2,056,887)
                                                                   -----------
       Net realized and unrealized loss on investments              (3,112,680)
                                                                   -----------
           NET DECREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $(3,156,746)
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              Six Months Ended
                                              August 31, 2002             Year Ended
                                                (unaudited)           February 28, 2002
                                              ----------------        -----------------
(DECREASE) / INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                           $   (44,066)            $   (145,697)
   Net realized loss on investments               (1,055,793)              (6,372,357)
   Net unrealized (depreciation)
     appreciation on investments                  (2,056,887)               2,111,359
                                                 -----------              -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                (3,156,746)              (4,406,695)
                                                 -----------              -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on
     security transactions                                --                 (709,246)
                                                 -----------              -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net decrease in net assets
     derived from net change
     in outstanding shares                        (1,752,895)                (765,630)
                                                 -----------              -----------
       TOTAL DECREASE IN NET ASSETS               (4,909,641)              (5,881,571)

NET ASSETS
   Beginning of period                            26,075,700               31,957,271
                                                 -----------              -----------
   END OF PERIOD                                 $21,166,059              $26,075,700
                                                 -----------              -----------
                                                 -----------              -----------

(a)<F3>  A summary of share transactions is as follows:

                                     Six Months Ended
                                      August 31, 2002                           Year Ended
                                        (unaudited)                          February 28, 2002
                                 ------------------------                -------------------------
                                 Shares             Value                Shares              Value
                                 ------             -----                ------              -----
Shares sold                       67,278         $   898,598             245,748          $3,673,475
Shares issued in
  reinvestment of
  distributions                       --                  --              49,283             692,922
Shares redeemed                 (206,605)         (2,651,493)           (345,925)         (5,132,027)
                                --------         -----------            --------          ----------
Net decrease                    (139,327)        $(1,752,895)            (50,894)         $ (765,630)
                                --------         -----------            --------          ----------
                                --------         -----------            --------          ----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                   Six Months
                                     Ended           Year           Year           Year           Year       3/11/97*<F5>
                                    8/31/02         Ended          Ended          Ended          Ended         through
                                  (unaudited)      2/28/02        2/28/01        2/29/00        2/28/99        2/28/98
                                   ----------      -------        -------        -------        -------        -------
Net asset value,
  beginning of period                $14.05         $16.76         $25.56         $16.93         $13.48         $10.00
                                     ------         ------         ------         ------         ------         ------

INCOME FROM
  INVESTMENT OPERATIONS:
     Net investment loss              (0.03)         (0.08)         (0.16)         (0.11)         (0.07)         (0.03)
     Net realized and
       unrealized (loss)/gain
       on investments                 (1.69)         (2.24)         (8.10)          8.74           3.74           3.51
                                     ------         ------         ------         ------         ------         ------
     Total from investment
       operations                     (1.72)         (2.32)         (8.26)          8.63           3.67           3.48
                                     ------         ------         ------         ------         ------         ------

Less distributions:
     From net
       realized gain                     --          (0.39)         (0.54)            --          (0.22)            --
                                     ------         ------         ------         ------         ------         ------
Net asset value,
  end of period                      $12.33         $14.05         $16.76         $25.56         $16.93         $13.48
                                     ------         ------         ------         ------         ------         ------
                                     ------         ------         ------         ------         ------         ------

Total return                         (12.24)%++<F6> (13.86)%       (32.68)%        50.97%         27.47%         34.80%++<F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (thousands)                $21,166        $26,076        $31,957        $36,932        $13,329         $6,360
Ratio of expenses to
  average net assets:
     Before expense
       reimbursement                   1.76%+<F5>     1.80%          1.56%          1.75%          2.30%          4.04%+<F5>
     After expense
       reimbursement                   1.45%+<F5>     1.45%          1.45%          1.45%          1.45%          1.45%+<F5>
Ratio of net investment loss
  to average net assets:
     After fees waived and
       expenses absorbed              (0.36)%+<F5>   (0.52)%        (0.77)%        (0.73)%        (0.57)%        (0.42)%+<F5>
Portfolio turnover rate               44.47%++<F6>   73.96%         86.13%         39.81%         40.99%         27.65%++<F6>

 *<F4>    Commencement of operations.
 +<F5>    Annualized.
++<F6>    Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2002 (UNAUDITED)

NOTE 1 - ORGANIZATION

    The American Trust Allegiance Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles.

    D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the six months ended August 31, 2002, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2002, the Fund incurred $116,576 in Advisory Fees.

    The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended August 31, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $37,761; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $421,631 at August 31, 2002. Cumulative expenses subject to recapture expire as follows:

                  Year                     Amount
                  ----                     ------
                  2003                    $174,965
                  2004                     109,256
                  2005                      99,649
                  2006                      37,761
                                          --------
                                          $421,631
                                          --------
                                          --------

    U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                             Fee rate
----------------                             --------
Less than $15 million                        $30,000
$15 million to less than $50 million         0.20% of average daily net assets
$50 million to less than $100 million        0.15% of average daily net assets
$100 million to less than $150 million       0.10% of average daily net assets
More than $150 million                       0.05% of average daily net assets

    Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Fund are also officers of the Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    For the six months ended August 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $10,150,695 and $12,597,824, respectively.

NOTE 5 - INCOME TAXES

    Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

    As of August 31, 2002, the components of net assets on a tax basis were as follows:

    Cost of investments                                    $22,952,149

    Gross tax unrealized appreciation                          849,124
    Gross tax unrealized depreciation                       (2,642,246)
                                                           -----------
    Net tax unrealized depreciation                        $(1,793,122)
                                                           -----------
                                                           -----------

    Capital loss carryforward, expiring in 2010            $ 5,489,082

    At August 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2001 of $1,399,347. For tax purposes, such losses will be reflected in the year ending February 28, 2003.

                                    ADVISOR
                    American Trust Investment Advisers, LLC
                                One Court Street
                               Lebanon, NH  03766
                                 1-800-788-8806

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                       615 E. Michigan Street, 2nd Floor
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                                 TRANSFER AGENT
                             Orbitex Data Services
                         4020 S. 147th Street, Suite 2
                                Omaha, NE  68137
                                 1-800-385-7003

                            INDEPENDENT ACCOUNTANTS
                          PricewaterhouseCoopers, LLP
                          1177 Avenue of the Americas
                              New York, NY  10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        515 S. Flower Street, 25th Floor
                             Los Angeles, CA  90071

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.